Critical accounting judgments and key sources of estimation uncertainty - Derivative financial instruments (Details)		1 Months Ended			12 Months Ended			24 Months Ended
	Apr. 22, 2014 shares	Dec. 31, 2017 € / shares	May 31, 2015 EUR (€)	Apr. 30, 2014 € / shares shares	Dec. 31, 2017 EUR (€) item € / shares	Dec. 31, 2016 € / shares	Dec. 31, 2015 € / shares	Dec. 31, 2017 € / shares	Mar. 06, 2018 € / shares
Derivative financial instruments - Warrants Issued
Warrants exercised by Kreos Capital (as a percent)				33.33%
Dividend paid | €					€ 0
Black Scholes model
Derivative financial instruments - Warrants Issued
Dividend yield (as a percent)		0.00%
Present Price (in Euros)						€ 0.71	€ 1.19
Conversion Price (in Euros)						€ 0.7449	€ 0.74
Reference Period Days						2 years 3 months 22 days	3 years 3 months 22 days
Annual Volatility (as a percent)						66.60%	66.70%
Black Scholes model | Minimum
Derivative financial instruments - Warrants Issued
Period for calculation of risk-free interest rate, futures		1 year
Black Scholes model | Maximum
Derivative financial instruments - Warrants Issued
Period for calculation of risk-free interest rate, liquid euro deposit rates		1 year
Period for calculation of risk-free interest rate, futures		6 years
Monte Carlo model
Derivative financial instruments - Warrants Issued
Present Price (in Euros)		€ 1.70			€ 1.70			€ 1.70
Conversion Price (in Euros)									€ 0.8983
Interest rate annual (as a percent)					(0.48%)
Reference Period Days					60 days
No of iterations | item					10,000
Annual Volatility (as a percent)					122.97%
Average Conversion Price		0.8982			€ 0.8982			€ 0.8982
No of anticipated redemptions | item					9,003
Kreos loan
Derivative financial instruments - Warrants Issued
Number of cash settled warrants issued and granted | shares	1,994,302			1,994,302
Warrants exercised by Kreos Capital (as a percent)			33.33%
Warrants exercised by Kreos Capital | €			€ 163,333
Warrants put option lapsed (as a percent)								66.67%
Warrants conversion rate		€ 0.75		€ 0.75